Investments (Details Textuals 28) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)
Carrying Value of investments accounted for under the equity method	$ 9.5
Unfunded commitments for investments accounted for under the equity method	3.5
Total assets for investments accounted for under the equity method	266.4	262.9
Total liabilities for investments accounted for under the equity method	31.2	77.6
Net Income (loss) for investments accounted for under the equity method	$ 9.7	$ 18.7	$ 22.8
Aggregate Net income Exceeded Stated Percentage Of The Pre Tax Income (Loss) From Continuing Operations	10.00%